Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income tax
Schedule of current and deferred portions of income tax (expense)/credit included in the consolidated statements of comprehensive loss

	For the years ended December 31,
	2023	2024	2025
Current income tax expenses	—	—	(13)
Deferred tax credit	—	—	1,080
Income tax credit	—	—	1,067

Schedule of reconciliation between tax expense and the product of accounting loss multiplied by the applicable corporate tax rate

	For the years ended December 31,
	2023	2024	2025
(Loss)/profit before income tax	(13,536)	(23,273)	3,598

Tax calculated at a tax rate of 17%	(2,301)	(3,956)	612
Effects of different tax rates applicable to different subsidiaries of the Group	—	158	892
Income not subject to tax	(1,544)	(36)	(1,292)
Non—deductible expenses	3,182	3,430	921
Over—provision in prior years	—	—	(87)
Temporary difference not recognized	663	404	(1,757)
Utilization of previously unrecognized tax losses	—	—	(356)
	—	—	(1,067)

Schedule of deferred income tax assets

	Tax loss	Total
At January 1, 2024, December 31, 2024 and January 1, 2025	—	—
Credited to consolidated income statements	7	7
At December 31, 2025	7	7

Schedule of deferred income tax liabilities

	Undistributed
	earnings	Others	Total
At January 1, 2024, December 31, 2024 and January 1, 2025	—	—	—
Business combination – merger transaction (Note 5.1)	1,050	27	1,077
Credited to consolidated income statements	(1,046)	(27)	(1,073)
Currency translation differences	(4)	—	(4)
At December 31, 2025	—	—	—